Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member]	Common Stock Issuable [Member] Previously Reported [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member]	Previously Reported [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 40,000		$ 256,699				$ 4,682,045		$ (5,287,795)		$ (300,051)
Beginning Balance, shares at Dec. 31, 2018		466,667		3,099,823
Share based compensation								1,047,376				1,047,376
Shares issued pursuant to business acquisitions				$ 14,747				2,553,617				2,568,364
Shares issued pursuant to business acquisitions, shares				172,044
Shares issued to Reliance Global Holdings, LLC, related party, for transfer of ownership of SWMT and FIS				$ 14,839				(14,839)
Shares issued to Reliance Global Holdings, LLC, related party, for transfer of ownership of SWMT and FIS, shares				173,122
Shares cancelled pursuant to settlement agreement				$ (576)				576
Shares cancelled pursuant to settlement agreement, shares				(6,726)
Common stock issuable related to business acquisition						$ 482,116						482,116
Common stock issuable related to business acquisition, shares						27,709
Common stock issuable related to software purchase						$ 340,000						340,000
Common stock issuable related to software purchase, shares						23,333
Conversion of preferred stock		$ (6,088)		$ 60,880				(54,792)
Conversion of preferred stock, shares		(71,027)		710,268
Shares cancelled pursuant to issuance of common stock for business acquisition				$ (2,846)				2,846
Shares cancelled pursuant to issuance of common stock for business acquisition, shares				(33,201)
Net loss										(3,495,481)		(3,495,481)
Ending balance, value at Dec. 31, 2019	$ 33,912	$ 33,912	$ 352,743	$ 352,743	$ 822,116	$ 822,116	$ 8,216,829	8,216,829	$ (8,783,276)	(8,783,276)		642,324
Ending balance, shares at Dec. 31, 2019	395,640	395,640	4,115,330	4,115,330	51,042	51,042
Shares issued pursuant to investment in NSURE, Inc.				$ 4,000				996,000				1,000,000
Shares issued pursuant to investment in NSURE, Inc, shares				46,667
Share based compensation								394,719				394,719
Net loss										(979,798)		(979,798)
Ending balance, value at Mar. 31, 2020		$ 33,912		$ 356,743		$ 822,116		9,607,548		(9,763,074)		1,057,245
Ending balance, shares at Mar. 31, 2020		395,640		4,161,997		51,042
Beginning balance, value at Dec. 31, 2019	$ 33,912	$ 33,912	$ 352,743	$ 352,743	$ 822,116	$ 822,116	8,216,829	8,216,829	(8,783,276)	(8,783,276)		642,324
Beginning Balance, shares at Dec. 31, 2019	395,640	395,640	4,115,330	4,115,330	51,042	51,042
Net loss												(3,349,778)
Ending balance, value at Sep. 30, 2020		$ 33,912		$ 363,517		$ 822,116		11,136,499		(12,133,054)		222,990
Ending balance, shares at Sep. 30, 2020		395,640		4,241,028		51,042
Beginning balance, value at Dec. 31, 2019	$ 33,912	$ 33,912	$ 352,743	$ 352,743	$ 822,116	$ 822,116	8,216,829	8,216,829	(8,783,276)	(8,783,276)		642,324
Beginning Balance, shares at Dec. 31, 2019	395,640	395,640	4,115,330	4,115,330	51,042	51,042
Shares issued pursuant to investment in NSURE, Inc.			$ 4,000				996,000
Shares issued pursuant to investment in NSURE, Inc, shares			46,667
Share based compensation							1,304,401
Common stock issued due to Stock Purchase Agreement			$ 2,667				197,333
Common stock issued due to Stock Purchase Agreement, shares			31,111
Common stock issued due to Earnout Agreement			$ 1,875				298,125
Common stock issued due to Earnout Agreement, shares			21,875
Common stock issuable related to UIS business acquisition			$ 1,538				198,462
Common stock issuable related to UIS business acquisition, shares			17,943
Shares issued upon termination of employee			$ 694				165,973
Shares issued upon termination of employee, shares			8,102
Net loss									(3,699,005)		$ (3,699,005)	(3,681,389)
Ending balance, value at Dec. 31, 2020	$ 33,912	$ 33,912	$ 363,517	$ 363,517	$ 822,116	$ 822,116	11,377,123	11,377,123	(12,482,281)	(12,359,680)	114,387	236,988
Ending balance, shares at Dec. 31, 2020	395,640	395,640	4,241,028	4,241,028	51,042	51,042
Beginning balance, value at Mar. 31, 2020		$ 33,912		$ 356,743		$ 822,116		9,607,548		(9,763,074)		1,057,245
Beginning Balance, shares at Mar. 31, 2020		395,640		4,161,997		51,042
Share based compensation								448,853				448,853
Net loss										(1,138,413)		(1,138,413)
Ending balance, value at Jun. 30, 2020		$ 33,912		$ 356,743		$ 822,116		10,056,401		(10,901,487)		367,685
Ending balance, shares at Jun. 30, 2020		395,640		4,161,997		51,042
Share based compensation								220,205				220,205
Common stock issued due to Stock Purchase Agreement				$ 2,667				197,333				200,000
Common stock issued due to Stock Purchase Agreement, shares				31,111
Common stock issued due to Earnout Agreement				$ 1,875				298,125				300,000
Common stock issued due to Earnout Agreement, shares				21,875
Common stock issuable related to UIS business acquisition				$ 1,538				198,462				200,000
Common stock issuable related to UIS business acquisition, shares				17,943
Shares issued upon termination of employee				$ 694				165,973				166,667
Shares issued upon termination of employee, shares				8,102
Net loss										(1,231,567)		(1,231,567)
Ending balance, value at Sep. 30, 2020		$ 33,912		$ 363,517		$ 822,116		11,136,499		(12,133,054)		222,990
Ending balance, shares at Sep. 30, 2020		395,640		4,241,028		51,042
Beginning balance, value at Dec. 31, 2020	$ 33,912	$ 33,912	$ 363,517	$ 363,517	$ 822,116	$ 822,116	11,377,123	11,377,123	(12,482,281)	(12,359,680)	114,387	236,988
Beginning Balance, shares at Dec. 31, 2020	395,640	395,640	4,241,028	4,241,028	51,042	51,042
Share based compensation								246,966				246,966
Shares issued for services				$ 1,290				89,760				91,050
Shares issued for services, shares				15,000
Shares issued due to public offering, net of offering costs of $1,672,852				$ 154,800				8,954,348				9,109,148
Shares issued due to public offering, net of offering costs of $1,672,852, shares				1,800,000
Over-allotment shares from offering, net of offering costs of $250,928				$ 23,220				1,343,153				1,366,373
Over-allotment shares from offering, net of offering costs of $250,928, shares				270,000
Warrants sold during public offering at quoted price								20,700				20,700
Shares issued due to conversion of preferred stock		$ (33,812)		$ 339,264				(305,452)
Shares issued due to conversion of preferred stock, shares		(394,493)		3,944,930
Shares issued due to conversion of debt				$ 54,467				3,745,533				3,800,000
Shares issued due to conversion of debt, shares				633,333
Rounding shares related to initial public offering
Rounding shares related to initial public offering, shares				1,885		(3)
Shares issued pursuant to software purchase				$ 1,984		$ (340,000)		338,016
Shares issued pursuant to software purchase, shares				23,338		(23,338)
Net loss										(613,926)	(641,328)	(613,926)
Ending balance, value at Mar. 31, 2021		$ 100		$ 938,542		$ 482,116		25,810,147		(12,973,606)		14,257,299
Ending balance, shares at Mar. 31, 2021		1,147		10,929,514		27,701
Beginning balance, value at Dec. 31, 2020	$ 33,912	$ 33,912	$ 363,517	$ 363,517	$ 822,116	$ 822,116	$ 11,377,123	11,377,123	$ (12,482,281)	(12,359,680)	$ 114,387	236,988
Beginning Balance, shares at Dec. 31, 2020	395,640	395,640	4,241,028	4,241,028	51,042	51,042
Net loss												(2,486,045)
Ending balance, value at Sep. 30, 2021		$ 100		$ 939,826		$ 482,116		26,188,220		(14,845,725)		12,764,537
Ending balance, shares at Sep. 30, 2021		1,167		10,944,439		27,701
Beginning balance, value at Mar. 31, 2021		$ 100		$ 938,542		$ 482,116		25,810,147		(12,973,606)		14,257,299
Beginning Balance, shares at Mar. 31, 2021		1,147		10,929,514		27,701
Share based compensation								183,132				183,132
Rounding shares related to initial public offering
Rounding shares related to initial public offering, shares		20
Shares issued pursuant to acquisition of Kush				$ 1,284				48,716				50,000
Shares issued pursuant to acquisition of Kush, shares				14,925
Net loss										(1,276,886)		(1,276,886)
Ending balance, value at Jun. 30, 2021		$ 100		$ 939,826		$ 482,116		26,041,995		(14,250,492)		13,213,545
Ending balance, shares at Jun. 30, 2021		1,167		10,944,439		27,701
Share based compensation								146,225				146,225
Rounding shares related to initial public offering
Shares issued pursuant to acquisition of Kush
Shares issued pursuant to acquisition of Kush, shares
Net loss										(595,233)		(595,233)
Ending balance, value at Sep. 30, 2021		$ 100		$ 939,826		$ 482,116		$ 26,188,220		$ (14,845,725)		$ 12,764,537
Ending balance, shares at Sep. 30, 2021		1,167		10,944,439		27,701